CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	9 Months Ended		11 Months Ended	20 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (116,067)	$ (5,794,616)	$ (254,336)	$ (6,048,952)
Adjustments to reconcile net loss to net cash used in operating activities:
In-kind contribution	8,244		9,057	119,730
Depreciation	329	6,786	425	8,947
Impairment of license		1,454		1,454
Impairment of goodwill		4,705,104		4,705,104
Warrants issued for services		511,913	110,673	511,913
Common stock issued for services		95,000		95,000
Financing cost to note holders for interest		31,250		31,250
Beneficial conversion		3,000		3,000
Changes in operating assets and liabilities:
Decrease / (increase) in prepaid expenses		(18)	(2,082)	(2,100)
Increase in accounts payable		22,848	3,000	25,848
Increase in liquidated damages		16,575		16,575
(Decrease) / increase in deferred revenue		(4,836)	4,960	124
Net Cash Used In Operating Activities	(107,494)	(405,540)	(128,303)	(532,107)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Deposits		(4,290)		(4,290)
Purchase of computer equipment and website	(4,958)	(5,155)	(25,708)	(32,599)
Cash acquired in acquisition		4,088		4,088
Net Cash Used In Investing Activities	(4,958)	(5,357)	(25,708)	(32,801)
CASH FLOWS FROM FINANCING ACTIVITIES:
Notes payable		30,000	15,000	45,000
Repayment of notes payable		(30,000)		(30,000)
Sale of common stock	142,962	527,462	153,000	680,462
Net Cash Provided By Financing Activities	142,962	527,462	168,000	695,462
NET INCREASE IN CASH	30,510	116,565	13,989	130,554
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		13,989
CASH AND CASH EQUIVALENTS AT END OF PERIOD	30,510	130,554	13,989	130,554
Supplemental disclosure of non cash investing & financing activities:
Cash paid for income taxes
Cash paid for interest expense
Impairment of goodwill acquired and license agreement		4,706,558		4,706,558
Common stock issued for payment of liquidated damages		16,575		16,575
Common Stock issued for prepaid expenses		$ 4,500		$ 4,500
On March 16, 2011, the Company issued 144,000 shares of common stock in exchange for a note payable of $15,000 with a beneficial conversion feature valued at $3,000.
On March 16, 2011, the Company issued 12,403,374 common shares and 638,602 preferred shares for the acquisition of Mmax Media, Inc. The shares were valued at the closing stock price of $0.25 per share for total merger consideration of $4,696,072.